Submission	Apr. 01, 2026
Submission [Line Items]
Central Index Key	0000945394
Registrant Name	Service Properties Trust
Registration File Number	333-281645
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES